Share-Based Compensation Share Based Compensation (PEP unit + BOD activity paragraphs) (Details) - shares	Dec. 28, 2024	Dec. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom Units Granted Under Director Deferral Program, Shares Outstanding	311,000	330,000